Indebtedness (Schedule Of Collateral Coverage Tests) (Detail)	12 Months Ended
Dec. 31, 2012
7.50% Senior Secured Notes Due 2016 [Member]
Debt Instrument [Line Items]
LTV Requirement Description	1.5x Collateral valuation to amount of debt outstanding (67% LTV); failure to meet collateral test results in American paying 2% additional interest until the ratio is at least 1.5x; additional collateral can be posted to meet this requirement
LTV as of Last Measurement Date	38.80%
Collateral Description	Generally, certain route authorities, take-off and landing slots, and rights to airport facilities used by American to operate certain services between the U.S. and London Heathrow, Tokyo Narita/Haneda, and China
10.5% Senior Secured Notes Due 2012 [Member]
Debt Instrument [Line Items]
LTV Requirement Description	43%; failure to meet collateral test requires posting of additional collateral
LTV as of Last Measurement Date	47.50%
Number of aircraft collateralized	143
Md Eight Zero [Member] | 10.5% Senior Secured Notes Due 2012 [Member]
Debt Instrument [Line Items]
Number of aircraft collateralized	74
B757-200 [Member] | 10.5% Senior Secured Notes Due 2012 [Member]
Debt Instrument [Line Items]
Number of aircraft collateralized	41
B767-200ER [Member] | 10.5% Senior Secured Notes Due 2012 [Member]
Debt Instrument [Line Items]
Number of aircraft collateralized	3
B767-300ER [Member] | 10.5% Senior Secured Notes Due 2012 [Member]
Debt Instrument [Line Items]
Number of aircraft collateralized	25